2. Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available for sale Securities
Amortized Cost - Available for sale Securities	$ 35,260,521	$ 40,625,821
Gross Unrealized Gains - Available for sale Securities	125,057	275,246
Gross Unrealized Losses - Available for sale Securities	196,976	15,008
Fair Value - Available for sale Securities	35,188,602	40,886,059
U.S. GSE debt securities
Available for sale Securities
Amortized Cost - Available for sale Securities	29,220,333	33,552,376
Gross Unrealized Gains - Available for sale Securities	114,102	247,029
Gross Unrealized Losses - Available for sale Securities	195,521	13,936
Fair Value - Available for sale Securities	29,138,914	33,785,469
U.S. Government securities
Available for sale Securities
Amortized Cost - Available for sale Securities	6,040,188	7,073,445
Gross Unrealized Gains - Available for sale Securities	10,955	28,217
Gross Unrealized Losses - Available for sale Securities	1,455	1,072
Fair Value - Available for sale Securities	6,049,688	7,100,590
US States and Political Subdivisions Debt Securities [Member]
Held-to-Maturity Securities
Amortized Cost - Held-to-Maturity	37,936,911	41,865,555
Gross Unrealized Gains - Held-to-Maturity	433,089	425,445
Gross Unrealized Losses - Held-to-Maturity	0	0
Fair Value - Held-to-Maturity	$ 38,370,000	$ 42,291,000